Related Party Transactions - Schedule of Collections from Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Collection of loan to related parties	¥ 105,918		¥ 44,208	¥ 91,514
Loans from related parties	1,747		89	22,891
Repayment of loans from related parties	1,848	$ 264	14,873	23,027
Loans to related parties	125,784	$ 17,987	45,283	116,529
Xiamen Xueyoubang Network Technology Co. [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties	63,007		7,519
Loans from related parties	600			4,000
Repayment of loans from related parties	600			4,000
Loans to related parties	72,966		6,718	6,240
Fujian Qiushi Intelligent Co., LTD [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties	31,662		30,005	80,160
Loans from related parties	47			8,480
Loans to related parties	36,829		30,613	95,305
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties	5,452
Loans to related parties	8,756
Xiamen Qiushi Intelligent Network Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties	4,273		231	83
Loans from related parties	1,100			1,450
Repayment of loans from related parties	1,100		1,975	1,620
Loans to related parties	2,938		2,777	314
Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties	1,194			5,468
Loans to related parties				3,870
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties	330		1,453
Loans to related parties	761		2,024
Cheng’s Investment Group Co., LTD. (Hainan) [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties			5,000	5,800
Xiamen Yingshan Longchang Investment Partnership (L.P.) [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties				3
Xiamen Qiushi Intelligent Network Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans from related parties			25	61
Repayment of loans from related parties	84		33
Xiamen Dongling Weiye Investment Partnership (L.P.) [Member]
Related Party Transaction [Line Items]
Loans from related parties				8,400
Repayment of loans from related parties				8,400
Xiamen Qiushi Intelligent Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans from related parties				500
Repayment of loans from related parties				500
Zhang Andong [Member]
Related Party Transaction [Line Items]
Loans from related parties			64
Repayment of loans from related parties	64
Fujian Qiushi Intelligent Co., Ltd. [Member]
Related Party Transaction [Line Items]
Repayment of loans from related parties				8,480
Liu Jun [Member]
Related Party Transaction [Line Items]
Repayment of loans from related parties				27
Chengshi Investment Group Co., Ltd. (Hainan) [Member]
Related Party Transaction [Line Items]
Loans to related parties				10,800
Related Party [Member]
Related Party Transaction [Line Items]
Repayment of loans from related parties	1,848		2,008	23,027
Loans to related parties	¥ 122,250		¥ 42,132	¥ 116,529